Fair Value Measurements (Details) - Schedule of fair value measurements - $ / shares	1 Months Ended		3 Months Ended	6 Months Ended
	Sep. 30, 2020	Sep. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)	$ 9.14		$ 10.83	$ 10.17
Strike price (in Dollars per share)	$ 11.50		$ 11.50	$ 11.50
Term (in years)	5 years 138 days		4 years 324 days	5 years 47 days
Volatility	24.40%		24.40%	24.40%
Risk-free rate	0.32%		0.84%	0.38%
Dividend yield	0.00%		0.00%	0.00%
Intial Measurement [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)		$ 9.26
Strike price (in Dollars per share)		$ 11.50
Term (in years)		5 years 153 days
Volatility		24.40%
Risk-free rate		0.33%
Dividend yield		0.00%